UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
April 18, 2007

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.


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Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	30336
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA                COM              060505104      295     5780 SH       SOLE                     5780
BECTON DICKINSON               COM              075887109      403     5245 SH       SOLE                     5245
BJ SERVICES                    COM              055482103      180     6450 SH       SOLE                     6450
CHEVRON CORP                   COM              166764100      249     3360 SH       SOLE                     3360
CISCO SYSTEMS                  COM              17275R102      415    16255 SH       SOLE                    16255
CIT GROUP                      COM              125581108      273     5160 SH       SOLE                     5160
CONOCOPHILLIPS                 COM              20825c104      136     1983 SH       SOLE                     1983
CORNING INC                    COM              219350105        7      300 SH       SOLE                      300
COSTCO                         COM              22160K105      424     7875 SH       SOLE                     7875
DANAHER                        COM              235851102      230     3225 SH       SOLE                     3225
DISNEY WALT CO                 COM              254687106       95     2750 SH       SOLE                     2750
DOMINION RES                   COM              25746U109      662     7457 SH       SOLE                     7457
DUKE ENERGY                    COM              26441C105      174     8575 SH       SOLE                     8575
EXXON MOBIL                    COM              30231G102      810    10738 SH       SOLE                    10738
FDX CORP                       COM              31428X106      657     6119 SH       SOLE                     6119
GENERAL ELECTRIC               COM              369604103      311     8783 SH       SOLE                     8783
HELMERICH & PAYNE              COM              423452101       96     3150 SH       SOLE                     3150
INGERSOLL-RAND                 COM              456866102      124     2850 SH       SOLE                     2850
JOHNSON & JOHNSON              COM              478160104      517     8575 SH       SOLE                     8575
L-3 COMM                       COM              502424104      346     3960 SH       SOLE                     3960
METLIFE                        COM              59156R108      128     2025 SH       SOLE                     2025
MICRON TECH                    COM              595112103       11      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      513    18390 SH       SOLE                    18390
PEPSICO INC                    COM              713448108      446     7020 SH       SOLE                     7020
PIPER JAFFRAY COS              COM              724078100      203     3270 SH       SOLE                     3270
PROCTOR & GAMBLE               COM              742718109      213     3368 SH       SOLE                     3368
SCHLUMBERGER                   COM              806857108      158     2287 SH       SOLE                     2287
SPECTRA ENERGY                 COM              847560109      113     4285 SH       SOLE                     4285
ST JUDE MEDICAL                COM              790849103      175     4650 SH       SOLE                     4650
SUN MICROSYSTEMS               COM              866810104       89    14830 SH       SOLE                    14830
TITLE ONE CORP                 COM                             303    30250 SH       SOLE                    30250
TRIUMPH GOLD CORP              COM              896807104        3    55000 SH       SOLE                    55000
UNITED PARCEL SERVICE CL B     COM              911312106      108     1535 SH       SOLE                     1535
US BANCORP                     COM              902973106    17086   488580 SH       SOLE                   488580
WACHOVIA CORP                  COM              929903102      212     3860 SH       SOLE                     3860
WELLS FARGO                    COM              949746101      578    16800 SH       SOLE                    16800
BARCLAYS BK 6.625% PERP                         06739F390       19      700 SH       SOLE                      700
KEYCORP CAP VIII 7% 6/15/66                     49327V205       36     1400 SH       SOLE                     1400
ROYAL BK SCOTLND 6.75% PERP                     780097754       10      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1026 20013.486SH       SOLE                20013.486
LAUDUS INT'L MRKTMASTERS INST                   808509640     1773 81081.826SH       SOLE                81081.826
LAUDUS INT'L MRKTMASTERS INV                    808509889       15  702.303 SH       SOLE                  702.303
SCHWAB SM CAP EQTY SLCT                         808509673        5  293.960 SH       SOLE                  293.960
THORNBURG VAL FD-A                              885215731       75 1855.922 SH       SOLE                 1855.922
USGI GLBL RESOURCES FD                          911476208      107 6999.733 SH       SOLE                 6999.733
ISHARES COMEX GOLD TRUST                        464285105      113 1710.000 SH       SOLE                 1710.000
KIMCO REALTY                                    49446R109       15   300.00 SH       SOLE                   300.00
SIMON PROPERTY GROUP INC                        828806109      402  3610.00 SH       SOLE                  3610.00